Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	¥ 227,737	¥ 316,560
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	227,737	316,560
Derivative assets	9,712	22,261
Total assets, Fair value	237,449	338,821
Total liabilities, Fair value	(12,943)	(13,617)
Derivative liabilities	(12,943)	(13,617)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	6,830	1,871
Derivative liabilities	(11,733)	(7,822)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	304
Derivative liabilities		(462)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,578	20,390
Derivative liabilities	(1,210)	(5,333)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Fair Value, Measurements, Recurring [Member] | Corporate And Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	1,711	2,201
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	593	546
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Derivative assets	2,056	18,564
Total assets, Fair value	227,489	332,377
Total liabilities, Fair value	(753)	(2,427)
Derivative liabilities	(753)	(2,427)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,056	18,564
Derivative liabilities	(753)	(2,427)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	2,304	2,747
Derivative assets	7,656	3,697
Total assets, Fair value	9,960	6,444
Total liabilities, Fair value	(12,190)	(11,190)
Derivative liabilities	(12,190)	(11,190)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	6,830	1,871
Derivative liabilities	(11,733)	(7,822)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	304
Derivative liabilities		(462)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	522	1,826
Derivative liabilities	(457)	(2,906)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate And Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	1,711	2,201
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	¥ 593	¥ 546